Schedule of Assets - Schedule of Assets Held at End of Year (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Plan Name	401(k) Retirement Savings Plan
Entity Tax Identification Number	38-2367843
EBP, Plan Number	001
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 119,789,931
Notes receivable from participants	969,523
TOTAL	120,759,454
Investment, Identifier [Axis]: Allspring Special Small Cap Value Fund - Class R6
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 483,697
EBP, Investment, Issuer Name [Extensible Enumeration]	Allspring Special Small Cap Value Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds American Balanced Fund Class R6
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,809,937
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds American Balanced Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund Class R6
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,436,202
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds EuroPacific Growth Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Baird Core Plus Bond Fund Class Institutional
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,973,304
EBP, Investment, Issuer Name [Extensible Enumeration]	Baird Core Plus Bond Fund Class Institutional [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common Stock— Neogen Corporation
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,224,733
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanEmployerCommonStockFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:CommonStockMember
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity 500 Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 19,509,828
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Five Hundred Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Government Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 14,737
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Money Market Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity International Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,200,025
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity International Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Large Cap Growth Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,073,907
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Large Cap Growth Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Large Cap Value Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 758,192
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Large Cap Value Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,070,235
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid Cap Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,176,420
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Small Cap Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,129,886
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity US Bond Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan Mid Cap Value Fund Class R6
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,135,613
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Mid Cap Value Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Large Cap Growth III R1
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 7,145,486
EBP, Investment, Issuer Name [Extensible Enumeration]	Large Cap Growth III R1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,522,331
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Stable Value Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Russell Mid Cap Growth III R1
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,111,296
EBP, Investment, Issuer Name [Extensible Enumeration]	Russell Mid Cap Growth III R1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Equity-Income Fund Admiral Shares
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,752,595
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Equity Income Fund Admiral Shares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Explorer Fund Admiral Shares
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,562,403
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Explorer Fund Admiral Shares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund Admiral Shares
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 578,583
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Inflation Protected Securities Fund Admiral Shares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Small-Cap Growth Index Fund Admiral Shares
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 174,060
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Small Cap Growth Index Fund Admiral Shares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 219,534
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,654,220
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,319,486
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 9,429,388
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,836,702
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 14,204,394
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,291,691
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 7,480,024
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,977,603
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,220,763
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 59,815
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund Investor Shares
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 474,703
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Fund Investor Shares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Victory Pioneer Strategic Income Fund Class R6
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 778,138
EBP, Investment, Issuer Name [Extensible Enumeration]	Victory Pioneer Strategic Income Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Employee benefit plan, asset held for investment, participant loan, maturity date	Dec. 31, 2030